Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Revenues [Abstract]
Schedule of deferred revenues
	December 31
	2022	2021

Advanced payments from customers	234	317
Service contracts	522	490
Other	27	242
Total	783	1,049
Less- long term deferred revenue related to service contract	(241)	(132)
	$542	$917